Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (8,627,000)	$ (4,649,000)	$ (10,692,863)	$ (16,266,272)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	426,000	436,000	821,776	692,489
Stock-based compensation	959,000	760,000	1,193,708	321,223
(Gain) loss on revaluation of derivative liabilities, net	(40,000)	(1,374,000)	(2,200,200)	506,195
Gain on settlement of derivative liability			0	(1,012,351)
Interest converted to principal on long-term debt	0	49,000	68,219	547,866
Provision for excess and obsolete inventory	23,000	(646,000)	(840,544)	(77,568)
Amortization of debt discount	178,000	164,000	333,947	2,121,593
Loss on extinguishment of debt			128,546	4,970,410
Issuance of warrants due to organic change			0	2,553,318
Gain on liquidation of subsidiary			0	(3,386,297)
Change in operating assets and liabilities:
Accounts receivable	109,000	(1,255,000)	(1,113,984)	(60,921)
Inventories	(63,000)	660,000	819,261	280,404
Prepaid expenses and other assets	(154,000)	(67,000)	(66,692)	(51,532)
Accounts payable	9,000	818,000	513,321	506,464
Accrued payroll and related costs	119,000	114,000	1,026,396	52,535
Other accrued expenses	(47,000)	(74,000)	(278,292)	81,230
Net cash used in operating activities	(7,108,000)	(5,064,000)	(10,287,401)	(8,221,214)
Cash flows from investing activities:
Purchase of property and equipment	(98,000)	(123,000)	(334,592)	(91,545)
Acquisition of business	0	(2,000,000)	(2,000,000)	0
Cash of former subsidiary transferred to liquidator			0	(433,411)
Net cash used in investing activities	(98,000)	(2,123,000)	(2,334,592)	(524,956)
Cash flows from financing activities:
Net proceeds from issuance of common stock and warrants (and Series 1 Convertible Preferred Stock in 2013 only)			17,971,681	13,393,162
Repayment of capital lease obligations	(64,000)	0	(8,008)	0
Payment of taxes for restricted stock forfeited	(94,000)	0
Repayment of promissory note			(1,318,219)	0
Purchase of Series B convertible preference shares of former subsidiary			0	(70,000)
Net cash provided by financing activities	(158,000)	0	16,645,454	13,323,162
Effect of exchange rates on cash			0	(197,099)
Net increase in cash and cash equivalents	(7,364,000)	(7,187,000)	4,023,461	4,379,893
Cash and cash equivalents at beginning of the period	14,732,107	10,708,646	10,708,646	6,328,753
Cash and cash equivalents at end of the period	7,368,000	3,522,000	14,732,107	10,708,646
Supplemental disclosures of cash flow information:
Cash paid for interest	12,000	0	70,796	4,341
Cash paid for income taxes	2,000	3,000	3,100	28,559
Cash (received) for income taxes			0	(1,051)
Supplemental disclosure of non-cash investing and financing activities:
Property and equipment acquired with capital leases			363,815	0
Warrant derivative liabilities transferred to equity on waiver of potential cash settlement provisions	0	6,821,000	6,821,139	0
Inventory transferred to property and equipment	19,000	45,000	107,155	0
Issuance of promissory note, net of debt discount, in business acquisition	0	1,100,000	1,100,000	0
Initial valuation of revenue earn-out contingency in business acquisition	$ 0	$ 410,000	410,000	0
Exchange of convertible promissory notes for common stock and Series 1 convertible preferred stock			0	6,035,360
Exchange of Series A-1 convertible preferred stock for common stock and Series 1 convertible preferred stock			0	9,838,569
Issuance of warrants to underwriters and placement agents			395,766	1,147,021
Accretion on Series 1 convertible preferred stock associated with beneficial conversion feature			0	898,623
Issuance of long-term debt, net of debt discount, upon liquidation of subsidiary			0	1,656,684
Extinguishment of Series C convertible preference shares upon liquidation of subsidiary			$ 0	$ 4,993,728